Non-financial assets and liabilities	12 Months Ended
Jun. 30, 2024
Non-financial assets and liabilities [Abstract]
Non-financial assets and liabilities

Note 9. Non-financial assets and liabilities

(a) Property, plant and equipment

	Plant and equipment $	Furniture, fittings and equipment $	Right-of-use assets $	Total $
At 30 June 2022
Cost or fair value	364,856	35,042	229,031	628,929
Accumulated depreciation	(345,343)	(34,905)	(21,945)	(402,193)
Net book amount	19,513	137	207,086	226,736
Year ended 30 June 2023
Opening net book amount	19,513	137	207,086	226,736
Additions	7,067	672	14,320	22,059
Depreciation charge	(7,203)	(131)	(41,328)	(48,662)
Closing net book amount	19,377	678	180,078	200,133
At 30 June 2023
Cost or fair value	371,923	35,714	243,351	650,988
Accumulated depreciation	(352,546)	(35,036)	(63,273)	(450,855)
Net book amount	19,377	678	180,078	200,133
Year ended 30 June 2024
Opening net book amount	19,377	678	180,078	200,133
Additions	195	-	-	195
Depreciation charge	(5,576)	(339)	(40,066)	(45,981)
Closing net book amount	13,996	339	140,012	154,347
At 30 June 2024
Cost or fair value	372,118	35,714	243,351	651,183
Accumulated depreciation	(358,122)	(35,375)	(103,339)	(496,836)
Net book amount	13,996	339	140,012	154,347

(b) Inventories

	30 June 2024			30 June 2023
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$
Raw materials and stores (Colostrum)	139,745	669,285	809,030	-	1,108,256	1,108,256
Work in progress	683,850		683,850	444,905	111,390	556,295
Finished goods (Travelan and Protectyn)	610,020	-	610,020	394,381	-	394,381
Other inventories	150,993	-	150,993	682	-	682
	1,584,608	669,285	2,253,893	839,968	1,219,646	2,059,614

(i) Impairment of inventories

The provision for impairment of inventories assessment requires a degree of estimation and judgement. The level of the provision is assessed by taking into account the recent sales experience, the ageing of inventory, and in particular, the shelf life of inventories that affects obsolescence. Expected shelf-life is reassessed on a regular basis with reference to stability tests which are conducted by an expert engaged by the Company. A comprehensive stability study was completed in August 2020 and the reported findings support a shelf life of at least 130 months for the colostrum drug substance.

There were no short-dated finished goods as at 30 June 2024, resulting in no provision for finished goods as at 30 June 2024 (30 June 2023: nil).

(c) Employee benefit obligations

	2024			2023
	Current $	Non- current $	Total $	Current $	Non- current $	Total $
Leave obligations (i)	265,952	8,605	274,557	237,328	1,882	239,210
Performance bonus	256,619	-	256,619	52,080	-	52,080
	522,571	8,605	531,176	289,408	1,882	291,290

The current portion of this liability includes all of the accrued annual leave, the unconditional entitlements to long service leave where employees have completed the required period of service and also for those employees that are entitled to pro-rata payments in certain circumstances. Total leave provision of $265,952 (2023: $237,328) is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations. However, based on past experience, the group does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.

(d) Leases

(i)	Amounts recognized in the balance sheet

The balance sheet shows the following amounts relating to leases:

	30 June 2024 A$	30 June 2023 A$
Right-of-use assets[1]
Properties	140,012	180,078
	140,012	180,078
Lease liabilities[2]
Current	40,556	38,767
Non-current	132,941	150,325
	173,497	189,092

1.	Included in the line item ‘property, plant and equipment’ in the consolidated balance sheet.

2.	Included in the line items ‘other current liabilities’ and ‘other non-current liabilities’ in the consolidated balance sheet.

(ii)	Amounts recognized in the statement of profit or loss

The statement of profit or loss shows the following amounts relating to leases:

	2024 A$	2023 A$
Depreciation charge of right-of-use assets
Properties	40,066	41,328
	40,066	41,328

Interest expense (included in finance cost)	7,576	9,652
Expense relating to short-term leases (included in other expenses)	-	-
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	-	-
Expense relating to variable lease payments not included in lease liabilities (included in other expenses)	-	-
Cash paid for principal payments	47,293	35,015

The total finance cash outflow for leases in 2024 was $7,576.

The total finance cash outflow for leases in 2023 was $9,652.

(iii)	The group’s leasing activities and how these are accounted for

In November 2021, the group entered into a three-year commercial lease modification for office facilities in Blackburn North. This lease modification is effective from 1 January 2022 and includes an extension option for a further 3 years by written request to the landlord before 31 December 2024. There is no variability and no covenants included in the lease.